BUSINESSES HELD FOR SALE AND DISCONTINUED OPERATIONS - Discontinued Operations Narrative (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Jan. 03, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Spinoff
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest disposed of	80.10%
Discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on disposal, net of taxes				$ 213	$ (3,841)	$ 11,103
Financing receivables held for sale (Polish mortgage portfolio)			$ 1,816	$ 1,200	1,816
Discontinued operations | Bank BPH
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage indexed to or denominated in foreign currencies				85.00%
Financing receivables held for sale (Polish mortgage portfolio)				$ 1,199
Pre-tax non-cash charges				720	509	121
Capital contribution		$ 530	$ 360
Discontinued operations | GECAS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on disposal, net of taxes				121	$ (3,882)	$ 0
Discontinued operations | GECAS | AerCap
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operations after disposal, sales of product and services				162
Discontinued operations after disposal, purchases of products and services				174
Discontinued operations after disposal, cash paid				$ 48